NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable
NOTES PAYABLE

NOTE 10: NOTES PAYABLE

Notes payable consists of the following:

	June 30,	December 31,		Interest
	2022	2021	Maturity	Rate
Economic Injury Disaster Loan - originated in May 2020 (1, 3)	$500,000	$500,000	30 years	3.75%
Promissory note - originated in September 2020	35,319	50,456	$2,873.89 monthly payment for 36 months	14.0%
Promissory note - originated in December 2020	24,543	33,039	$1,854.41 monthly payment for 36 months	8.0%
Promissory note - originated in January 2021	35,413	48,583	$2,675.89 monthly payment for 36 months	18.0%
Promissory note - originated in February 2021 (2)	1,305,374	1,328,848	5 years	4.0%
Promissory note - originated in April 2021	693,333	832,000	1 year	12%
Promissory note - originated in July 2021	282,000	282,000	1 year	12%
Promissory note - originated in September 2021	49,621	55,576	$1,383.56 monthly payment for 60 months	28%
Promissory note - originated in December 2021	-	406,300	$20,050 weekly payment	49%
Promissory note - originated in December 2021	-	241,716	$10,071.45 weekly payment	4.94%
Promissory note - originated in December 2021	-	189,975	$2,793.75 daily payment	7%
Promissory note - originated in March 2022	233,980	-	$20,995 weekly payment	49%
Promissory note - originated in March 2022	62,357	-	$642.86 daily payment	15%
Promissory note - originated in April 2022	81,726	-	$1,695.41 monthly payment for 36 months	16.0%
Promissory note - originated in April 2022	127,395	-	$2,235 daily payment	15%
Promissory note - originated in April 2022	68,913	-	$1,862.50 daily payment	5%
Promissory note - originated in April 2022	284,088	-	$7,250 daily payment	25%
Promissory note - originated in June 2022	67,455	-	$1,873.75 daily payment	25%
	3,851,517	3,968,491
Less debt discount and debt issuance cost	(317,931)	(476,727)
	3,533,586	3,491,766
Less current portion of promissory notes payable	1,799,147	1,720,777
Long-term promissory notes payable	$1,734,439	$1,770,989

(1)	We received an advance under the Economic Injury Disaster Loan (EIDL) program.

(2)	We received a second advance under the EIDL program in fiscal year 2021.

(3)	On February 12, 2021, we issued notes payable of $1,404,000 to settle license fee payable of $1,094,691. As a result, we recorded loss on settlement of debt of $309,309 in fiscal year 2021.

During the six months ended June 30, 2022 and 2021, we recognized interest expense of $113,693 and $57,209, and amortization of debt discount, included in interest expense of $625,621 and $995,066, respectively.

During the six months ended June 30, 2022 and 2021, we issued a total of $1,840,518 and $3,641,037, less discount of $654,065 and $1,066,393, and repaid $1,957,492 and $2,734,275, respectively.

NOTE 11: NOTES PAYABLE

Notes payable consists of the following:

	December 31,	December 31,
	2021	2020	Maturity	Interest Rate
10% Promissory note - originated in October 2019	$-	$25,060	Due on demand	10.0%
Promissory note - originated in October 2019	-	25,060	Due on demand	10.0%
Promissory note - originated in April 2020	-	10,000	Due on demand	No interest
Paycheck Protection Program Promissory note - originated in April 2020 (1)	-	339,000	2 years	1.0%
Economic Injury Disaster Loan - originated in May 2020 (2)	500,000	150,000	30 years	3.75%
Promissory note - originated in June 2020	-	43,356	$3,942.86 daily payment	16.0%
Promissory note - originated in September 2020	50,456	80,730	$2,873.89 monthly payment for 36 months	14.0%
Promissory note - originated in October 2020	-	158,169	$2,293.31 daily payment	25.0%
Promissory note - originated in November 2020	-	170,886	$4,497.00 daily payment	25.0%
Promissory note - originated in November 2020	-	394,846	$6,999.00 daily payment	25.0%
Promissory note - originated in December 2020	33,039	50,031	$1,854.41 monthly payment for 36 months	8.0%
Promissory note - originated in January 2021	48,583	-	$2,675.89 monthly payment for 36 months	18.0%
Promissory note - originated in February 2021	1,328,848	-	5 years	4.0%
Promissory note - originated in April 2021	832,000	-	1 year	12%
Promissory note - originated in April 2021	-	-	$8,284.92 daily payment	24%
Promissory note - originated in July 2021	282,000	-	1 year	12%
Promissory note - originated in August 2021	-	-	$4,842.5 daily payment	49%
Promissory note - originated in September 2021	55,576	-	$1,383.56 monthly payment for 60 months	28%
Promissory note - originated in December 2021	406,300	-	$20,050 weekly payment	49%
Promissory note - originated in December 2021	241,714	-	$10,071.45 weekly payment	4.94%
Promissory note - originated in December 2021	189,975	-	$2,793.75 daily payment	7%
	3,968,491	1,447,137
Less debt discount and debt issuance cost	(476,727)	(289,332)
	3,491,764	1,157,805
Less current portion of promissory notes payable	1,720,777	585,310
Long-term promissory notes payable	$1,770,989	$572,495

(1)	In response to the Coronavirus (COVID-19) pandemic, the US Government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act on March 27, 2020. The CARES Act provides fast and direct economic assistance for entrepreneurs and small businesses through the US Small Business Administration (“SBA”).

During the year ended 2020, the Company received a loan issued under the CARES Act program - Paycheck Protection Program (“PPP”). This loan program provides small businesses with funds to pay up to eight (8) weeks of payroll costs including benefits. Funds can also be used to pay interest on mortgages, rent, and utilities.

Under the PPP, the Company may apply to have certain amounts forgiven under the direction of the Administrator of the SBA providing that the Company satisfies certain criteria. Repayment of the PPP loan will commence earlier of when the SBA remits the forgiveness amount to the lender or the Maturity Date.

During the year ended December 31, 2021, PPP loan was fully forgiven.

(2)	The Company received an advance under the Economic Injury Disaster Loan (EIDL) program.

As the Company received an EIDL advance and a PPP loan, the EIDL advance portion will be applied against the PPP forgiveness amount as repayment to the SBA upon approval of the PPP forgiveness application.

During the years ended December 31, 2021 and 2020, the Company recognized interest expense of $260,155 and $34,331, and amortization of debt discount, included in interest expense of $2,082,875 and $534,535, respectively.

During the years ended December 31, 2021 and 2020, the Company issued a total of $6,094,051 and $2,971,864, less discount of $1,716,825 and $823,868 and repaid $4,577,578 and $1,689,846, respectively.

During the year ended December 31, 2021, debts and accrued interest of $413,657 were forgiven and the Company recorded a gain on settlement of debt.